Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Risks and Uncertainties

Risks and Uncertainties – Global economic challenges, including the impact of war, pandemics, rising inflation and supply-chain disruptions and adverse labor market conditions could cause economic uncertainty and volatility. The aforementioned risks and their respective impacts on the UAV industry and the Company’s operational and financial performance remain uncertain and outside of the Company’s control. Specifically, because of the aforementioned continuing risks, the Company’s ability to access components and parts needed in order to manufacture its proprietary drones and sensors, and to perform quality testing have been, and continue to be, impacted. If either the Company or any of its third parties in the supply chain for materials used in our manufacturing and assembly processes continue to be adversely impacted, the Company’s supply chain may be further disrupted, limiting its ability to manufacture and assemble products.

Risks and Uncertainties – Global economic challenges, including the impact of the war in Ukraine, the COVID-19 pandemic, rising inflation and supply-chain disruptions, adverse labor market conditions could cause economic uncertainty and volatility. During the year ended December 31, 2022, the COVID-19 pandemic continued to have a significant negative impact on the unmanned aerial vehicle (“UAV”) systems industry, the Company’s customers and business globally. The aforementioned risks and their respective impacts on the UAV industry and the Company’s operational and financial performance remains uncertain and outside of the Company’s control. Specifically, because of the aforementioned continuing risks, the Company’s ability to access components and parts needed in order to manufacture its proprietary drones and sensors, and to perform quality testing have been, and continue to be, impacted. If either the Company or any of its third parties in the supply chain for materials used in our manufacturing and assembly processes continue to be adversely impacted, the Company’s supply chain may be further disrupted, limiting its ability to manufacture and assemble products. The Company expects the pandemic, inflation and supply-chain disruptions and its effects to continue to have a significant negative impact on its business for the duration of the pandemic and during the subsequent economic recovery, which could be for an extended period of time.

Use of Estimates

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include the reserve for obsolete inventory, valuation of stock issued for services and stock options, valuation of intangible assets, valuation of goodwill, and the valuation of deferred tax assets.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2023 AND 2022

(UNAUDITED)

Note 2 – Summary of Significant Accounting Policies-Continued

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include the reserve for obsolete inventory, valuation of stock issued for services and stock options, valuation of intangible assets, and the valuation of deferred tax assets.

Fair Value Measurements and Disclosures

Fair Value Measurements and Disclosures – Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurement (“ASC 820”), requires companies to determine fair value based on the price that would be received to sell the asset or paid to transfer the liability to a market participant. ASC 820 emphasizes that fair value is a market-based measurement, not an entity-specific measurement.

The guidance requires that assets and liabilities carried at fair value be classified and disclosed in one of the following categories:

●	Level 1: Quoted market prices in active markets for identical assets or liabilities.

●	Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

●	Level 3: Unobservable inputs that are not corroborated by market data.

For short-term classes of our financial instruments, which include cash, accounts receivable, prepaid expenses, notes receivable, accounts payable and accrued expenses, their carrying amounts approximate fair value due to their short-term nature. The outstanding loans related to the COVID Loans and promissory note are carried at face value, which approximates fair value. As of September 30, 2023, and December 31, 2022, the Company did not have any financial assets or liabilities measured and recorded at fair value on the Company’s condensed consolidated balance sheets on a recurring basis.

Fair Value Measurements and Disclosures – Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurement (“ASC 820”), requires companies to determine fair value based on the price that would be received to sell the asset or paid to transfer the liability to a market participant. ASC 820 emphasizes that fair value is a market-based measurement, not an entity-specific measurement.

The guidance requires that assets and liabilities carried at fair value be classified and disclosed in one of the following categories:

●	Level 1: Quoted market prices in active markets for identical assets or liabilities.

●	Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

●	Level 3: Unobservable inputs that are not corroborated by market data.

 AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 2 – Summary of Significant Accounting Policies – Continued

For short-term classes of our financial instruments, which include cash and cash equivalents, accounts receivable, notes receivable and accounts payable and accrued expenses, and which are not reported at fair value, the carrying amounts approximate fair value due to their short-term nature. The outstanding loans related to the business acquisitions and COVID Loans are carried at face value, which approximates fair value, due to the government backed security which requires payments. The promissory note is carried at face value and approximates fair value due to its prevailing interest rate. As of December 31, 2022 and 2021, the Company did not have any financial assets or liabilities measured and recorded at fair value on the Company’s consolidated balance sheets on a recurring basis.

Inventories

Inventories – Inventories, which consist of raw materials, finished goods and work-in-process, are stated at the lower of cost or net realizable value, with cost being determined by the average-cost method, which approximates the first-in, first-out method. Cost components include direct materials and direct labor. At each balance sheet date, the Company evaluates its inventories for excess quantities and obsolescence. This evaluation primarily includes an analysis of forecasted demand in relation to the inventory on hand, among consideration of other factors. The physical condition (e.g., age and quality) of the inventories is also considered in establishing its valuation. Based upon the evaluation, provisions are made to reduce excess or obsolete inventories to their estimated net realizable values. Once established, write-downs are considered permanent adjustments to the cost basis of the respective inventories. These adjustments are estimates, which could vary significantly, either favorably or unfavorably, from the amounts that the Company may ultimately realize upon the disposition of inventories if future economic conditions, customer inventory levels, product discontinuances, sales return levels or competitive conditions differ from the Company’s estimates and expectations.

Inventories – Inventories, which consist of raw materials, finished goods and work-in-process, are stated at the lower of cost or net realizable value, with cost being determined by the average-cost method, which approximates the first-in, first-out method. Cost components include direct materials and direct labor. At each balance sheet date, the Company evaluates its inventories for excess quantities and obsolescence. This evaluation primarily includes an analysis of forecasted demand in relation to the inventory on hand, among consideration of other factors. The physical condition (e.g., age and quality) of the inventories is also considered in establishing its valuation. Based upon the evaluation, provisions are made to reduce excess or obsolete inventories to their estimated net realizable values. Once established, write-downs are considered permanent adjustments to the cost basis of the respective inventories. These adjustments are estimates, which could vary significantly, either favorably or unfavorably, from the amounts that the Company may ultimately realize upon the disposition of inventories if future economic conditions, customer inventory levels, product discontinuances, sales return levels or competitive conditions differ from the Company’s estimates and expectations.

Cash Concentrations

Cash Concentrations – The Company maintains its cash balances at financial institutions that are insured by the Federal Deposit Insurance Corporation up to $250,000. The Company has significant cash balances at financial institutions which throughout the year regularly exceed the federally insured limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Cash Concentrations -The Company maintains its cash balances at financial institutions that are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. The Company has significant cash balances at financial institutions which throughout the year regularly exceed the federally insured limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Revenue Recognition and Concentration

Revenue Recognition and Concentration – Most of the Company’s revenues are derived primarily through the sales of drones, sensors and related accessories, and software subscriptions. All contracts and agreements are at fixed prices and are accounted for in accordance with ASC Topic 606, Revenue from Contracts with Customers.

The Company generally recognizes revenue on sales to customers, dealers, and distributors upon satisfaction of performance obligations which generally occurs once controls transfer to customers, which is when product is shipped or delivered depending on specific shipping terms and, where applicable, a customer acceptance has been obtained. The fee is not considered to be fixed or determinable until all material contingencies related to the sales have been resolved. The Company records revenue in the statements of operations and comprehensive income (loss) net of any sales, use, value added, or certain excise taxes imposed by governmental authorities on specific sales transactions and net of any discounts, allowances and returns.

The Company’s software subscriptions to its platforms, HempOverview and Ground Control, are offered on a subscription basis. These subscription fees are recognized equally over the membership period as the services are provided.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2023 AND 2022

(UNAUDITED)

Note 2 – Summary of Significant Accounting Policies-Continued

Additionally, customer payments received in advance of the Company completing performance obligations are recorded as contract liabilities. Customer deposits represent customer prepayments and are recognized as revenue when the term of the sale or performance obligation is completed. As of September 30, 2023 and December 31, 2022, respectively, contract liabilities represent $329,536 and $496,390.

Revenue Recognition and Concentration – Most of the Company’s revenues are derived primarily through the sales of drone, sensors and related accessories, and software subscriptions. All contracts and agreements are a fixed price and are accounted for in accordance with ASC Topic 606, Revenue from Contracts with Customers.

The Company generally recognizes revenue on sales to customers, dealers, and distributors upon satisfaction of performance obligations which generally occurs once controls transfer to customers, which is when product is shipped or delivered depending on specific shipping terms and, where applicable, a customer acceptance has been obtained. The fee is not considered to be fixed or determinable until all material contingencies related to the sales have been resolved. The Company records revenue in the statements of operations net of any sales, use, value added, or certain excise taxes imposed by governmental authorities on specific sales transactions and net of any discounts, allowances and returns.

Under fixed-price contracts, the Company agrees to perform the specified work for a pre-determined price. To the extent the Company’s actual costs vary from the estimates upon which the price was negotiated, it will generate more or less profit or could incur a loss. The Company accounts for a contract after it has been approved by all parties to the arrangement, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 2 – Summary of Significant Accounting Policies – Continued

Additionally, customer payments received in advance of the Company completing performance obligations are recorded as contract liabilities. Customer deposits represent customer prepayments and are recognized as revenue when the term of the sale or performance obligation is completed.

The Company’s software subscriptions to its platforms, HempOverview and Ground Control, are offered on a subscription basis. These subscription fees are recognized ratably over each monthly membership period as the services are provided.

Internal-use Software Costs

Internal-use Software Costs – Internal-use software costs are accounted for in accordance with ASC Topic 350-40, Internal-Use Software. The costs incurred in the preliminary stages of development are expensed as research and development costs as incurred. Once an application has reached the development stage, internal and external costs incurred to develop internal-use software are capitalized and amortized on a straight-line basis over the estimated useful life of the software (typically three to five years). Maintenance and enhancement costs, including those costs in the post-implementation stages, are typically expensed as incurred, unless such costs relate to substantial upgrades and enhancements to the software that result in added functionality, in which case the costs are capitalized and amortized on a straight-line basis over the estimated useful life of the software. The Company reviews the carrying value for impairment whenever facts and circumstances exist that would suggest that assets might be impaired or that the useful lives should be modified. Amortization expense related to capitalized internal-use software development costs is included in general and administrative expenses on the condensed consolidated statements of operations and comprehensive income (loss).

As of September 30, 2023 and December 31, 2022, capitalized software costs for internal-use software related to the Company’s implementation of its enterprise resource planning (“ERP”) software, totaled $640,448 and $721,795, respectively, net of accumulated amortization and are included in intangible assets, net on the condensed consolidated balance sheets. The Company placed its ERP into service on May 1, 2022.

Further, capitalized software costs for internal-use software include costs incurred in connection with our HempOverview and Ground Control which we offer to our customers under SaaS arrangements. We account for these capitalized development costs in accordance with ASC 350-40 as our customer do not have the contractual right to take possession of the software at any time during the hosting period without significant penalty nor is it feasible for our customers to run the hosted software on their own. As of September 30, 2023, and December 31, 2022, respectively, capitalized software development costs for our hosted platforms, net of accumulated amortization, totaled $1,100,734 and $1,332,516, respectively, and are included in intangible assets, net on the condensed consolidated balance sheets.

Goodwill

Goodwill and Intangible Assets – The assets and liabilities of acquired businesses are recorded under the acquisition method of accounting at their estimated fair values at the date of acquisition. Goodwill represents costs in excess of fair values assigned to the underlying identifiable net assets of acquired businesses. Intangible assets from acquired businesses are recognized at fair value on the acquisition date and consist of customer programs, trademarks, customer relationships, technology and other intangible assets. Customer programs include values assigned to major programs of acquired businesses and represent the aggregate value associated with the customer relationships, contracts, technology and trademarks underlying the associated program and are amortized on a straight-line basis over a period of expected cash flows used to measure fair value, which ranges from four to five years.

As of September 30, 2023 and December 31, 2022, the goodwill balance was $21,679,411 and $23,179,411, respectively. The Company tests its goodwill for impairment, at least annually, unless events or changes in circumstances indicate the carrying value of goodwill may be impaired, the Company may look to perform such test sooner versus on an annual basis. Such events or changes in circumstances may include a significant deterioration in overall economic conditions, changes in the business climate of our industry, a decline in the Company’s market capitalization, decline in operating performance indicators, competition, or a reorganization of our business. The Company’s goodwill has been allocated to and is tested for impairment at a level referred to as the business segment. The level at which the Company test goodwill for impairment requires it to determine whether the operations below the business segment constitute a self-sustaining business for which discrete financial information is available and segment management regularly reviews the operating results which is referred to as a reporting unit.

We use a quantitative approach when testing goodwill. To perform the quantitative impairment test, we compare the fair value of a reporting unit to it’s carrying value, including goodwill. If the fair value of a reporting unit exceeds it’s carrying value, goodwill of the reporting unit is not impaired. If the carrying value of the reporting unit, including goodwill, exceeds its fair value, a goodwill impairment loss is recognized in an amount equal to that excess. We generally estimate the fair value of each reporting unit using a combination of a discounted cash flow (“DCF”) analysis and market-based valuation methodologies such as comparable public company trading values and values observed in recent business acquisitions. Determining fair value requires the exercise of significant judgments, including the amount and timing of expected future cash flows, long-term growth rates, discount rates and relevant comparable public company earnings multiples and relevant transaction multiples.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2023 AND 2022

(UNAUDITED)

Note 2 – Summary of Significant Accounting Policies - Continued

Due to a significant decline in our market capitalization and overall economic conditions, as well as the performance of the business, during the third quarter of 2023 we performed a quantitative goodwill impairment test at September 30, 2023 on both our reporting units that had goodwill balances recorded, SaaS and Sensors. Based on this analysis, we concluded that the carrying value of the SaaS reporting unit exceeded its estimated fair value and we recognized a goodwill impairment charge of $1,500,000 for this excess at September 30, 2023. At December 31, 2022, the Company recorded a goodwill impairment charge of $41,687,871 on two impaired reporting units, SaaS and Drones.

Our goodwill balance, after the impairment, of approximately $21.7 million is allocated to our Sensors and SaaS reporting units as follows: $19 million and $2.7 million, respectively.

As of September 30, 2023 and December 31, 2022, our intangible assets balance was $9,242,659 and $11,507,653, respectively. Finite-lived intangibles are amortized to expense over the applicable useful lives, ranging from five to ten years, based on the nature of the asset and the underlying pattern of economic benefit as reflected by future net cash inflows. We perform an impairment test of finite-lived intangibles whenever events or changes in circumstances indicate their carrying value may be impaired. If events or changes in circumstances indicate the carrying value of a finite-lived intangible may be impaired, the sum of the undiscounted future cash flows expected to result from the use of the asset group would be compared to the asset group’s carrying value. If the asset group’s carrying amount exceeds the sum of the undiscounted future cash flows, we would determine the fair value of the asset group and record an impairment loss in net earnings.

As of September 30, 2023 and December 31, 2022, the Company deemed that no impairment was indicated for the carrying value of the finite-lived intangible assets.

Goodwill – The assets and liabilities of acquired businesses are recorded in accordance with ASC 805. Goodwill represents costs in excess of fair values assigned to the underlying identifiable net assets of acquired businesses. Goodwill is not subject to amortization and is tested annually for impairment, or more frequently if events or changes in circumstances indicate that the carrying value of the goodwill may not be recoverable.

During the fourth quarter of 2022 and 2021, respectively, and in accordance with ASC Topic 350, Intangibles – Goodwill and other (“ASC 350”), the Company performed its annual goodwill impairment test using a quantitative approach by comparing the carrying value of the reporting unit, including goodwill, to its fair value. If the carrying value of the reporting unit, including goodwill, exceeds its fair value, a goodwill impairment loss is recognized in an amount equal to that excess. The Company estimates the fair value of each reporting unit using a discounted cash flow (“DCF”) (Level 3 input) analysis. Determining fair value requires the exercise of significant judgments, including the amount and timing of expected future cash flows, long-term growth rates, discount rates and relevant comparable public company earnings multiples and relevant trading multiples. The cash flows employed in the DCF analysis are based on estimates of future sales, earnings and cash flows after considering factors such as general market conditions, existing firm orders, expected future orders, changes in working capital, long term business plans and recent operating performance. The DCF analysis used a discount rate of ranging from 26.5%– 41.5%.

Foreign Currency

Foreign Currency – The Company translates assets and liabilities of its foreign subsidiary, senseFly S.A., predominately in Swiss Franc to their U.S. dollar equivalents at exchange rates in effect as of the balance sheet date. Translation adjustments are not included in determining net income but are recorded in accumulated other comprehensive income on the condensed consolidated balance sheets. The Company translates the condensed consolidated statements of operations and comprehensive income (loss) of its foreign subsidiary at average exchange rates for the applicable period. Foreign currency transaction gains and losses, arising primarily from changes in exchange rates on foreign currency denominated revenues, certain purchases and intercompany transactions are recorded in other income (expense), net in the condensed consolidated statements of operations and comprehensive income (loss).

Shipping Costs

Shipping Costs – All shipping costs billed directly to the customer are directly offset to shipping costs resulting in a net expense to the Company, which is included in cost of goods sold in the accompanying condensed consolidated statements of operations and comprehensive income (loss). For the three months ended September 30, 2023 and 2022, shipping costs totaled $68,966 and $75,074, respectively. For the nine-month periods ended September 30, 2023 and 2022, shipping costs totaled $191,447 and $220,049, respectively.

Shipping Costs – All shipping costs billed directly to the customer are directly offset to shipping costs resulting in a net expense to the Company, which is included in cost of goods sold in the accompanying consolidated statements of operations and comprehensive loss. For the years ended December 31, 2022, and 2021, shipping costs were $339,773 and $296,100, respectively.

Advertising Costs

Advertising Costs – Advertising costs are charged to operations as incurred and presented in sales and marketing expenses in the condensed consolidated statements of operations and comprehensive income (loss). For the three months ended September 30, 2023 and 2022, advertising costs were $44,701 and $139,480, respectively; and for the nine months ended were $113,119 and $303,862, respectively.

Advertising Costs – Advertising costs are charged to operations as incurred. For the years ended December 31, 2022, and 2021, advertising costs, included in sales and marketing expenses in the consolidated statements of operations and comprehensive loss, were $351,967 and $262,586.

Vendor Concentrations

Vendor Concentrations – As of September 30, 2023 and December 31, 2022, there was one significant vendor that the Company relies upon to perform certain services for the Company’s technology platform. This vendor provides services to the Company, which can be replaced by alternative vendors should the need arise.

Vendor Concentrations - As of December 31, 2022 and 2021, there was one significant vendor that the Company relies upon to perform certain services for the Company’s technology platform. This vendor provides services to the Company, which can be replaced by alternative vendors should the need arise.

Loss Per Common Share

Loss Per Common Share and Potentially Dilutive Securities – Basic loss per share is computed by dividing net loss by the weighted average number of common shares outstanding for the period. Diluted loss per share is computed by dividing net loss by the weighted average number of common shares outstanding plus Common Stock, par value $0.001 (“Common Stock”) equivalents (if dilutive) related to warrants, options, and convertible instruments. For the three and nine months ended September 30, 2023 and 2022, the Company has excluded all common equivalent shares outstanding for restricted stock units (“RSUs”) and options to purchase Common Stock from the calculation of diluted net loss per share, because these securities are anti-dilutive for the periods presented. As of September 30, 2023, the Company had 419,722 unvested RSUs, 2,777,732 options outstanding to purchase shares of Common Stock and 48,351,747 common stock warrants, and 6,275 of Series F Preferred Stock convertible into 25,100,000 shares of common stock. As of September 30, 2022, the Company had 629,367 unvested RSUs, 2,484,373 options outstanding to purchase shares of Common Stock and 6,311 shares of Series F Preferred Stock convertible into 10,179,032 shares of Common Stock, and 16,129,032 Common Stock warrants.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2023 AND 2022

(UNAUDITED)

Note 2 – Summary of Significant Accounting Policies – Continued

Loss Per Common Share – Basic loss per share is computed by dividing net loss by the weighted average number of common shares outstanding for the year. Diluted loss per share is computed by dividing net loss by the weighted average number of common shares outstanding plus Common Stock, par value $0.0001 (“Common Stock”) equivalents (if dilutive) related to warrants, options, and convertible instruments.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 2 – Summary of Significant Accounting Policies – Continued

Segment Reporting

Segment Reporting – In accordance with ASC Topic 280, Segment Reporting, (“ASC 280”), the Company identifies operating segments as components of an entity for which discrete financial information is available and is regularly reviewed by the chief operating decision maker in making decisions regarding resource allocation and performance assessment. The Company defines the term “chief operating decision maker” to be its chief executive officer.

The Company has determined that it operates in four segments:

●	Drones, which comprises revenues earned from contractual arrangements to develop, manufacture and /or modify complex drone related products, and to provide associated engineering, technical and other services according to customer specifications.

●	Sensors, which comprises the revenue earned through the sale of sensors, cameras, and related accessories.

●	SaaS, which comprises revenue earned through the offering of online-based subscriptions.

●	Corporate, which comprises corporate costs only.

Segment Reporting – In accordance with ASC Topic 280, Segment Reporting, (“ASC 280”), the Company identifies operating segments as components of an entity for which discrete financial information is available and is regularly reviewed by the chief operating decision maker in making decisions regarding resource allocation and performance assessment. The Company defines the term “chief operating decision maker” to be its chief executive officer.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 2 – Summary of Significant Accounting Policies – Continued

The Company has determined that operates in three segments:

●	Drones, which comprises revenues earned from contractual arrangements to develop, manufacture and /or modify complex drone related products, and to provide associated engineering, technical and other services according to customer specifications.

●	Sensors, which comprises the revenue earned through the sale of sensors, cameras, and related accessories.

●	SaaS, which comprises revenue earned through the offering of online-based subscriptions.

Recently Issued and Adopted Accounting Pronouncements

New Accounting Pronouncements – In March 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2022-02, Financial Instruments-Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures (“ASU 2022-02”), which addresses areas identified by the FASB as part of its post-implementation review of its previously issued credit losses standard, ASU 2016-13, that introduced the Current Expected Credit Loss (“CECL”) model. ASU 2022-02 eliminates the accounting guidance for troubled debt restructurings by creditors that have adopted the CECL model and enhances disclosure requirements for certain loan refinancings and restructurings made with borrowers experiencing financial difficulty. In addition, ASU 2022-02 requires a public business entity to disclose current-period gross write-offs for financing receivables and net investment in leases by year of origination in the vintage disclosures. ASU 2022-02 is effective for the fiscal years beginning after December 15, 2022, and for periods within those fiscal years. Early adoption is permitted. The Company adopted ASU 2022-02 effective January 1, 2023 and it did not have a material impact on the Company’s condensed consolidated financial statements.

Other recent accounting pronouncements issued by FASB did not or are not believed by management to have a material impact on the Company’s present or future condensed consolidated financial statements.

Recently Issued and Adopted Accounting Pronouncements

Adopted

During the first quarter of 2022, the Company early adopted Accounting Standards Update (“ASU”) ASU 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”). The update simplifies the accounting for convertible debt instruments and convertible preferred stock by reducing the number of accounting models and limiting the number of embedded conversion features separately recognized from the primary contract. The guidance also includes targeted improvements to the disclosures for convertible instruments and earnings per share. For smaller reporting companies, ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. The Company adopted ASU 2020-06 in the first quarter of 2022 using the modified retrospective method. Prior to its adoption of ASU 2020-06, the Company did not have financial instruments that would have required a cumulative effect to be recognized as an adjustment to its opening balance of accumulated deficit.

Pending

In March 2022, the FASB issued Accounting Standards Update (“ASU”) No. 2022-02, Financial Instruments-Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures (“ASU 2022-02”), which addresses areas identified by the FASB as part of its post-implementation review of its previously issued credit losses standard, ASU 2016-13, that introduced the Current Expected Credit Loss (“CECL”) model. ASU 2022-02 eliminates the accounting guidance for troubled debt restructurings by creditors that have adopted the CECL model and enhances disclosure requirements for certain loan refinancings and restructurings made with borrowers experiencing financial difficulty. In addition, ASU 2022-02 requires a public business entity to disclose current-period gross write-offs for financing receivables and net investment in leases by year of origination in the vintage disclosures. ASU 2022-02 is effective for the fiscal years beginning after December 15, 2022 and for periods within those fiscal years. Early adoption is permitted. The adoption of ASU 2022-02 is not expected to have a material impact on the Company’s consolidated financial statements.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 2 – Summary of Significant Accounting Policies – Continued

Other recent accounting pronouncements issued by FASB did not or are not believed by management to have a material impact on the Company’s present or future consolidated financial statements.

Basis of Presentation and Consolidation

Basis of Presentation and Consolidation - These consolidated financial statements are presented in United States dollars and have been prepared in accordance with US GAAP. The Company’s consolidated financial statements are prepared using the accrual method of accounting. The Company has elected December 31st as its fiscal year end. In the opinion of management, the Company has made all necessary adjustments, which include normal recurring adjustments, for a fair statement of the Company’s consolidated financial position and results of operations for the periods presented.

The consolidated financial statements include the accounts of AgEagle and its wholly-owned subsidiaries, AgEagle Aerial, Inc., MicaSense, Measure and senseFly. All significant intercompany balances and transactions have been eliminated in consolidation.

Liquidity and Going Concern

Liquidity and Going Concern – In pursuit of the Company’s long-term growth strategy and recent acquisitions the Company has sustained continued operating losses. During the year ended December 31, 2022, the Company incurred a net loss of $58,253,723 and used cash in operating activities of $20,107,670. As of December 31, 2022, the Company has working capital of $9,079,091. While the Company has historically been successful in raising capital to meet its working capital needs, the ability to continue raising such capital to enable the Company to continue its growth is not guaranteed. Therefore, there is substantial doubt about the Company’s ability to continue as a going concern as the Company will require additional liquidity to continue its operations and meet its financial obligations for twelve months from the date these consolidated financial statements were issued. The Company is evaluating strategies to obtain the required additional funding for future operations and the restructuring of operations to grow revenues and reduce expenses.

If the Company is unable to generate significant sales growth in the near term and raise additional capital, there is a risk that the Company could default on additional obligations; and could be required to discontinue or significantly reduce the scope of its operations if no other means of financing operations are available. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amount and classification of liabilities or any other adjustment that might be necessary should the Company be unable to continue as a going concern.

 AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 2 – Summary of Significant Accounting Policies – Continued

Accumulated Other Comprehensive Income (Loss)

Accumulated Other Comprehensive Income (Loss) – Accumulated Other Comprehensive Income (Loss) refers to revenues, expenses, gains and losses that under US GAAP are included in accumulated other comprehensive (loss) a component of equity within the Consolidated Balance Sheets, rather than net loss in the consolidated statements of operations and comprehensive loss. Under existing accounting standards, other comprehensive income (loss) may include, among other things, unrecognized gains and losses on foreign currency translation and prior service credit related to benefit plans.

Trade Receivables and Credit Policy

Trade Receivables and Credit Policy – Trade receivables due from customers are uncollateralized customer obligations due under normal and customary trade terms. Trade receivables are stated at the amount billed to the customer. The Company generally does not charge interest on overdue customer account balances. Payments of trade receivables are allocated to the specific invoices identified on the customer’s remittance advice or, if unspecified, are applied to the earliest unpaid invoices. The Company estimates an allowance for doubtful accounts based upon an evaluation of the current status of trade receivables, historical experience, and other factors as necessary. It is reasonably possible that the Company’s estimate of the allowance for doubtful accounts will change.

Business Combinations

Business Combinations - The Company records acquisitions pursuant to ASC Topic 805, Business Combinations, (“ASC 805”). The Company recognizes, with certain exceptions, 100% of the fair value of assets acquired, liabilities assumed, and non-controlling interests when the acquisition constitutes a change in control of the acquired entity. Shares issued in consideration for a business combination, contingent consideration arrangements and pre-acquisition loss and gain contingencies are all measured and recorded at their acquisition-date fair value. Subsequent changes to fair value of contingent consideration arrangements are generally reflected in earnings. Any in-process research and development assets acquired are capitalized as of the acquisition date. Acquisition-related transaction costs are expensed as incurred. The operating results of entities acquired are included in the accompanying consolidated statements of operations and comprehensive loss from the respective dates of acquisition.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 2 – Summary of Significant Accounting Policies – Continued

Intangible Assets

Intangible Assets - Intangible assets from acquired businesses are recognized at fair value on the acquisition date and consist of customer programs, trademarks, customer relationships, technology, and other intangible assets. Customer programs include values assigned to major programs of acquired businesses and represent the aggregate value associated with the customer relationships, contracts, technology, and trademarks underlying the associated program and are amortized on a straight-line basis over a period of expected cash flows used to measure fair value, which ranges from two to ten years.

In accordance with ASC Topic 350-40, Software - Internal-Use Software (“ASC 350-40”), the Company capitalizes certain direct costs of developing internal-use software that are incurred in the application development stage, when developing or obtaining software for internal use. Once an application has reached the development stage, internal and external costs incurred to develop internal-use software are capitalized and amortized on a straight-line basis over the estimated useful life of the software (typically three to five years). Maintenance and enhancement costs, including those costs in the post-implementation stages, are typically expensed as incurred, unless such costs relate to substantial upgrades and enhancements to the software that result in added functionality, in which case the costs are capitalized and amortized on a straight-line basis over the estimated useful life of the software. The Company reviews the carrying value for impairment whenever facts and circumstances exist that would suggest that assets might be impaired or that the useful lives should be modified. Amortization expense related to capitalized internal-use software development costs is included in general and administrative expenses on the consolidated statements of operations and comprehensive loss. As of December 31, 2022 and December 31, 2021, capitalized software development costs for internal-use software, net of accumulated amortization, totaled $721,795 and $278,264, respectively, relate to the Company’s implementation of its enterprise resource planning (“ERP”) software. Internal-use software costs are included in intangibles, net on the consolidated balance sheets.

In accordance with ASC Topic 985-20, Software — Costs of Software to be Sold, Leased or Marketed the company capitalizes software development costs for software to be sold, leased or marketed. Costs associated with the planning and design phase of software development are classified as research and development costs and are expensed as incurred. Once technological feasibility has been established, a portion of the costs incurred in development, including coding, testing and quality assurance, are capitalized until available for general release to customers, and subsequently reported at the lower of unamortized cost or net realizable value. Amortization is recorded per the individual technology software being released and is included in use cost of sales on the consolidated statements of operations and comprehensive loss. Annual amortization is recognized on a straight-line basis over the remaining economic life of the software (typically two years). Unamortized capitalized costs determined to be in excess of the net realizable value of a solution are expensed at the date of such determination. As of December 31, 2022 and December 31, 2021, capitalized software development costs, net of accumulated amortization, totaled $1,332,516 and $995,880, respectively, and are included in intangibles, net on the consolidated balance sheets.

Finite-lived intangible assets are evaluated for impairment periodically, or whenever events or changes in circumstances indicate that their related carrying amounts may not be recoverable in accordance with ASC Topic 360-10-15, Impairment or Disposal of Long-Lived Assets, (“ASC 360-10-15”). In evaluating intangible assets for recoverability, the Company uses its best estimate of future cash flows expected to result from the use of the asset and eventual disposition in accordance with ASC 360-10-15. To the extent that estimated future undiscounted net cash flows are less than the carrying amount, an impairment loss is recognized in an amount equal to the difference between the carrying value of such asset and its fair value.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 2 – Summary of Significant Accounting Policies – Continued

Asset recoverability is an area involving management judgment, requiring assessment as to whether the carrying values of assets are supported by their undiscounted future cash flows. In estimating future cash flows, certain assumptions are required to be made in respect of highly uncertain matters such as revenue growth rates, operating expenses and terminal growth rates. For the year ended December 31, 2022, the Company determined the value of intangible assets was recoverable. As of December 31, 2022 and 2021, the Company reviewed the indicators for impairment and concluded that no impairment of its finite-lived intangible assets existed.

Provision for Warranty Expense

Provision for Warranty Expense - The Company provides warranties against defects in materials and workmanship of its drone systems for specified periods of time. For the years ended December 31, 2022 and 2021, drones and sensors sold are covered by the warranty for a period of up to one year from the date of sale by the Company. Estimated warranty expenses are recorded as an accrued expenses in the consolidated balance sheets with a corresponding provision to cost of sales in the consolidated statements of operations. This estimate is recognized concurrent with the recognition of revenue on the sale to a customer. The Company reserve for warranty expense is based on its historical experience and management’s expectation of future conditions, taking into consideration the location and type of customer and the type of drone, which directly correlate to the materials and components under warranty, the duration of the warranty period, and the logistical costs to service the warranty. An increase in warranty claims or in the costs associated with servicing those claims would likely result in an increase in the reserve and a decrease in gross profit.

Research and Development

Research and Development – For the years ended December 31, 2022 and 2021, research and development expenses were $8,113,774 and $4,082,799, respectively. Research and development costs are expensed as incurred and are included in the accompanying consolidated statements of operations and comprehensive loss.

Defined Benefit Plan

Defined Benefit Plan - The Company estimates liabilities and expenses for its defined benefit plan. Estimated amounts are based on historical information, current information, and estimates regarding future events and circumstances. Significant assumptions used in the valuation of these benefit plan liabilities include the expected return on plan assets, discount rate, and rate of increase in compensation levels.

Potentially Dilutive Securities

Potentially Dilutive Securities – The Company has excluded all common equivalent shares outstanding for unvested restricted stock, warrants and options to purchase Common Stock from the calculation of diluted net loss per share, because all such securities are anti-dilutive for the periods presented. As of December 31, 2022, the Company had 557,476 unvested restricted stock units, 21,129,032 common stock warrants and 2,561,231 options outstanding to purchase shares of Common Stock. As of December 31, 2021, the Company had 821,405 unvested restricted stock units and 2,541,667 options outstanding to purchase shares of Common Stock.

Leases

Leases – The Company accounts for its operating leases in accordance with ASC Topic 842, Leases (“ASC 842”), which requires that lessees recognize a right-of-use asset and a lease liability for virtually all their leases with lease terms of more than twelve months. Consistent with current GAAP, the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee primarily will depend on its classification as a finance or operating lease.

Income Taxes

 Income Taxes – The Company accounts for income taxes in accordance with ASC Topic 740, Accounting for Income Taxes, (“ASC 740”) which requires an asset and liability approach for accounting for income taxes. The Company evaluates its tax positions that have been taken or are expected to be taken on income tax returns to determine if an accrual is necessary for uncertain tax positions. The Company will recognize future accrued interest and penalties related to unrecognized tax benefits in income tax expense if incurred. All income tax returns not filed more than three years ago are subject to federal and state tax examinations by tax authorities.

Stock-Based Compensation Awards

 Stock-Based Compensation Awards – The Company accounts for its stock-based awards in accordance with ASC Subtopic 718-10, Compensation – Stock Compensation (“ASC 718-10”), which requires fair value measurement on the grant date and recognition of compensation expense for all stock-based payment awards made to employees and directors. For stock options, the Company estimates the fair value using a closed option valuation (Black-Scholes) model. The estimated fair value is then expensed over the requisite service period of the award, which is generally the vesting period. Stock-based compensation expenses are presented in the consolidated statements of operations and comprehensive loss within general and administrative expenses. The Company recognizes forfeitures at the time they occur.

The Black-Scholes option-pricing model requires the input of certain assumptions that require the Company’s judgment, including the expected term and the expected stock price volatility of the underlying stock. The assumptions used in calculating the fair value of stock-based compensation represent management’s best estimates, but these estimates involve inherent uncertainties and the application of judgment. As a result, if factors change resulting in the use of different assumptions, stock-based compensation expense could be materially different in the future.

Contingencies

Contingencies - In the ordinary course of business, the Company is subject to loss contingencies that cover a range of matters. An estimated loss from a loss contingency, such as a legal proceeding or claim, is accrued if it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. In determining whether a loss should be accrued, the Company evaluates, among other factors, the degree of probability and the ability to reasonably estimate the amount of any such loss.

Impact of the War in Ukraine and COVID-19 On Our Business Operations

Impact of the War in Ukraine and COVID-19 On Our Business Operations

Global economic challenges, including the impact of the war in Ukraine, the COVID-19 pandemic, rising inflation and supply-chain disruptions, adverse labor market conditions could cause economic uncertainty and volatility. During the year ended December 31, 2022, the COVID-19 pandemic and other supply chain disruptions continued to have a significant negative impact on the UAV industry, our customers and our business globally. The aforementioned risks and their respective impact on the UAV industry and our operational and financial performance remains uncertain and outside of our control. Specifically, as a result of the aforementioned continuing risks, our ability to access components and parts needed in order to manufacture our proprietary drones and sensors, and to perform quality testing have been, and continue to be, impacted. If we or any of our third-parties in the supply chain for materials used in our manufacturing and assembly processes continue to be adversely impacted, our supply-chain may be further disrupted, limiting our ability to manufacture and assemble products. We expect the pandemic, inflation and supply chain disruptions and their effects to continue to have a significant negative impact on our business for the duration of the pandemic and during the subsequent economic recovery, which could be for an extended period.

For the year ended December 31, 2022, our supply chain was adversely impacted by the COVID-19 pandemic and other global economic challenges, causing material delays in the delivery of critical components associated with production of our newly developed sensors, that we began to sell in early 2022. These delays resulted in a significant backlog of purchase orders for our sensors. We continue to take steps to expand our supply sources and manufacturing capabilities in order to resolve the majority of our backlogged sensor orders and be better positioned to meet ongoing global market demand in the foreseeable future. While we believe we have largely overcome our supply chain challenges, this is an ongoing situation we will continue to monitor closely.